UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.46%

AUSTRALIA — 2.33%
ASX Ltd.	13,624	$430,998
Brambles Ltd.	12,870	107,811
CFS Retail Property Trust Group[a]	20,176	37,243
Dexus Property Group	120,536	128,201
GPT Group (The)	10,062	36,439
Scentre Group[a]	18,180	56,570
Telstra Corp. Ltd.	58,734	290,661
Woodside Petroleum Ltd.	10,036	354,013

		1,441,936
AUSTRIA — 0.42%
OMV AG	8,268	259,855

		259,855
BELGIUM — 2.12%
Ageas	1,222	40,795
Belgacom SA	6,448	243,250
Colruyt SA	1,950	88,796
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	6,058	413,735
Telenet Group Holding NVa	4,446	251,364
Umicore SA	7,098	277,820

		1,315,760
CANADA — 14.74%
Agnico-Eagle Mines Ltd.	1,482	34,912
Agrium Inc.	5,694	556,900
Alimentation Couche-Tard Inc. Class B	1,560	52,925
Bank of Montreal	9,776	708,672
Bank of Nova Scotia (The)	3,224	197,366
Baytex Energy Corp.	7,852	239,854
Canadian Imperial Bank of Commerce	12,480	1,138,913
Canadian Natural Resources Ltd.	25,818	900,636
Constellation Software Inc.	4,420	1,244,712
Crescent Point Energy Corp.	36,166	1,194,894
Empire Co. Ltd. Class A	2,704	186,998
Husky Energy Inc.	4,550	109,810
Intact Financial Corp.	624	41,825
Magna International Inc. Class A	1,222	120,569
Methanex Corp.	936	55,606
Metro Inc. Class A	1,092	76,710
National Bank of Canada	18,720	874,690
Open Text Corp.	1,066	58,857
Pacific Rubiales Energy Corp.	11,804	177,984
Peyto Exploration & Development Corp.	1,820	51,350
Rogers Communications Inc. Class B	4,498	169,077
Shaw Communications Inc. Class B	4,576	117,459
Suncor Energy Inc.	18,824	668,177
Thomson Reuters Corp.	4,004	148,909

		9,127,805
DENMARK — 3.72%
A.P. Moeller-Maersk A/S Class B	494	1,150,839

Security	Shares	Value

Danske Bank A/S	24,700	$677,282
Jyske Bank A/S Registered[a]	2,132	114,839
TDC A/S	39,026	297,645
Vestas Wind Systems A/Sa	1,976	66,123

		2,306,728
FINLAND — 4.42%
Elisa OYJ	4,498	123,419
Neste Oil OYJ[b]	19,162	414,139
Nokian Renkaat OYJ	25,615	721,773
Stora Enso OYJ Class R	35,308	290,861
UPM-Kymmene OYJ	75,010	1,186,028

		2,736,220
FRANCE — 4.72%
ALSTOM[a]	6,396	222,456
Casino Guichard-Perrachon SA	806	82,585
Danone SA	1,378	93,611
Eutelsat Communications SA	1,586	51,386
Orange	12,116	193,016
SCOR SE	1,924	58,915
SES SA Class A FDR	26,676	920,786
STMicroelectronics NV	7,644	50,941
Total SA	21,034	1,249,683

		2,923,379
GERMANY — 8.31%
Deutsche Lufthansa AG Registered	51,610	762,367
Hannover Rueck SE Registered	5,642	470,009
Merck KGaA	7,124	643,272
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,822	751,090
ProSiebenSat.1 Media AG Registered	9,022	363,469
RWE AG	20,106	711,892
Telefonica Deutschland Holding AG	218,686	1,074,322
ThyssenKrupp AGa	12,090	290,455
Volkswagen AG	390	82,921

		5,149,797
ISRAEL — 0.20%
Bezeq The Israel Telecommunication Corp. Ltd.	74,490	126,196

		126,196
JAPAN — 18.73%
AEON Co. Ltd.	13,000	126,921
Aisin Seiki Co. Ltd.	2,600	84,653
Aozora Bank Ltd.	78,000	272,048
Asahi Kasei Corp.	26,000	209,174
Canon Inc.	7,800	235,799
Chubu Electric Power Co. Inc.[a]	5,200	61,298
Daihatsu Motor Co. Ltd.	5,200	72,639
Eisai Co. Ltd.	7,800	299,253
GungHo Online Entertainment Inc.[b]	44,200	173,086
Hoya Corp.	2,600	90,625
ITOCHU Corp.	10,400	123,987
Japan Airlines Co. Ltd.	46,800	1,247,388
JFE Holdings Inc.	5,200	100,934
JX Holdings Inc.	44,200	187,359
Kawasaki Heavy Industries Ltd.	182,000	698,096

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

Kuraray Co. Ltd.	5,200	$59,280
Marubeni Corp.	78,000	492,610
Mitsubishi Corp.	5,200	100,354
Mitsubishi UFJ Financial Group Inc.	62,400	351,896
Mitsui & Co. Ltd.	36,400	540,780
Mizuho Financial Group Inc.	387,400	691,138
Nexon Co. Ltd.	10,400	89,523
Nippon Telegraph and Telephone Corp.	10,400	639,372
NTT DOCOMO Inc.	78,000	1,295,535
Rakuten Inc.	10,400	115,406
Resona Holdings Inc.	111,800	626,690
Sekisui House Ltd.	5,200	63,176
Sharp Corp.[a]	78,000	190,643
Showa Shell Sekiyu K.K.	20,800	175,336
Sumitomo Corp.	31,200	327,293
Sumitomo Mitsui Financial Group Inc.	15,600	612,214
Sumitomo Rubber Industries Inc.	2,600	35,113
Suntory Beverage & Food Ltd.	2,600	92,190
Tokyo Electric Power Co. Inc.[a]	52,000	184,149
Tokyo Gas Co. Ltd.	78,000	442,375
West Japan Railway Co.	10,400	491,218

		11,599,551
NETHERLANDS — 2.33%
AEGON NV	80,418	654,308
Corio NV	894	43,471
Delta Lloyd NV	3,588	81,704
Heineken Holding NV	1,586	102,713
Koninklijke Ahold NV	5,203	86,961
TNT Express NV	81,302	471,729

		1,440,886
NEW ZEALAND — 0.20%
Spark New Zealand Ltd.	51,376	126,091

		126,091
NORWAY — 4.53%
Orkla ASA	147,732	1,128,068
Statoil ASA	39,000	883,869
Yara International ASA	17,238	790,788

		2,802,725
PORTUGAL — 0.21%
Energias de Portugal SA	29,692	127,637

		127,637
SINGAPORE — 0.16%
Noble Group Ltd.	104,000	96,678

		96,678
SPAIN — 0.94%
Acerinox SA	8,554	126,839
Gas Natural SDG SA	1,872	53,968
Repsol SA	17,940	400,429

		581,236

Security	Shares	Value

SWEDEN — 3.81%
Boliden AB	49,400	$812,402
Electrolux AB Class B	6,578	186,222
Hakon Invest AB	34,190	1,362,934

		2,361,558
SWITZERLAND — 13.35%
Actelion Ltd. Registered[a]	11,284	1,341,254
Baloise Holding AG Registered	2,938	369,062
Banque Cantonale Vaudoise Registered	156	83,474
Clariant AG Registered[a]	24,752	430,771
Credit Suisse Group AG Registered[a]	17,134	455,388
Helvetia Holding AG Registered	260	123,388
OC Oerlikon Corp. AG Registered	14,014	176,913
PSP Swiss Property AG Registered[a]	546	46,802
Swiss Life Holding AG Registered[a]	4,004	916,912
Swiss Prime Site AG Registered[a]	416	31,596
Swiss Re AGa	15,158	1,223,728
Swisscom AG Registered	2,236	1,316,114
Transocean Ltd.	15,704	462,252
Zurich Insurance Group AGa	4,264	1,288,349

		8,266,003
UNITED KINGDOM — 14.22%
3i Group PLC	33,306	211,487
Amlin PLC	10,036	73,119
AstraZeneca PLC	18,538	1,347,511
BP PLC	86,502	621,372
British Sky Broadcasting Group PLC	6,734	95,452
BT Group PLC	29,458	173,197
Centrica PLC	235,404	1,139,248
GlaxoSmithKline PLC	12,584	285,378
Imperial Tobacco Group PLC	8,658	375,514
Investec PLC	6,110	55,913
J Sainsbury PLC	314,002	1,233,283
Marks & Spencer Group PLC	22,126	143,965
Old Mutual PLC	37,284	115,420
Rentokil Initial PLC	178,984	352,780
Rolls-Royce Holdings PLC[a]	78,286	1,055,822
Royal Dutch Shell PLC Class A	9,126	326,388
RSA Insurance Group PLC[a]	34,086	263,555
SSE PLC	26,936	689,066
Stagecoach Group PLC	14,196	87,893
Tesco PLC	44,928	124,780
Vedanta Resources PLC	2,756	36,244

		8,807,387

TOTAL COMMON STOCKS
(Cost: $64,276,573)		61,597,428

PREFERRED STOCKS — 0.14%

GERMANY — 0.12%
Bayerische Motoren Werke AG	936	74,890

		74,890

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

UNITED KINGDOM — 0.02%
Rolls-Royce Holdings PLC[a]	7,045,740	$11,272

		11,272

TOTAL PREFERRED STOCKS
(Cost: $97,581)		86,162

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	343,711	343,711
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	19,880	19,880
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,912	8,912

		372,503

TOTAL SHORT-TERM INVESTMENTS
(Cost: $372,503)		372,503

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $64,746,657)		62,056,093
Other Assets, Less Liabilities — (0.20)%		(124,690)

NET ASSETS — 100.00%		$61,931,403

FDR — Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.50%

AUSTRALIA — 9.04%
Acrux Ltd.	4,720	$4,543
Arrium Ltd.	81,928	24,125
Astro Japan Property Trust	2,040	7,890
Ausdrill Ltd.	15,256	7,979
BC Iron Ltd.	37,452	35,389
Bentham IMF Ltd.	4,132	7,446
BWP Trust	7,872	17,437
Cabcharge Australia Ltd.	4,752	20,634
Charter Hall Group	2,844	10,924
Credit Corp. Group Ltd.	552	4,692
Evolution Mining Ltd.	17,332	9,141
Goodman Fielder Ltd.	30,272	17,030
Hills Ltd.	30,388	35,659
iiNET Ltd.	2,484	17,467
Investa Office Fund	2,740	8,574
Iress Ltd.	840	7,288
M2 Group Ltd.[a]	6,492	44,796
MACA Ltd.	26,252	30,229
McMillan Shakespeare Ltd.	3,088	28,962
Medusa Mining Ltd.[b]	27,888	14,586
Mineral Resources Ltd.	14,160	105,796
Myer Holdings Ltd.	16,344	27,871
NRW Holdings Ltd.	36,008	23,897
OZ Minerals Ltd.	2,844	9,675
RCR Tomlinson Ltd.	3,724	8,904
Reject Shop Ltd. (The)[a]	1,040	7,569
Resolute Mining Ltd.[b]	47,856	13,461
Roc Oil Co. Ltd.[b]	220,992	134,034
SMS Management & Technology Ltd.	2,620	9,028
Sundance Energy Australia Ltd.[b]	58,052	59,447
Tassal Group Ltd.	3,076	10,004
Thorn Group Ltd.	20,960	46,612
Tiger Resources Ltd.[b]	32,668	7,466

		818,555
AUSTRIA — 0.30%
Austria Technologie & Systemtechnik AG	1,480	17,111
S IMMO AG	1,360	10,471

		27,582
BELGIUM — 4.95%
Ablynx NVb	816	8,169
Agfa-Gevaert NVb	21,368	53,865
Arseus NV	1,016	40,607
Barco NV	188	13,850
Compagnie d’Entreprises CFE SA	500	54,050
Econocom Group SA/NV	880	5,684
Elia System Operator SA	296	14,671
Galapagos NVb	1,104	15,409
GIMV NV	156	7,085
Intervest Offices & Warehouses NV	208	5,746
Mobistar SAb	9,796	209,876
NV Bekaert SA	304	9,541

Security	Shares	Value

Tessenderlo Chemie NVb	368	$9,535

		448,088
CANADA — 6.78%
AG Growth International Inc.	376	15,581
AGT Food & Ingredients Inc.	568	13,950
Alaris Royalty Corp.	480	14,377
Allied Properties Real Estate Investment Trust	148	4,669
Artis Real Estate Investment Trust	824	11,504
Black Diamond Group Ltd.	368	6,283
Canadian Apartment Properties Real Estate Investment Trust	1,168	25,899
Capstone Infrastructure Corp.	2,940	11,135
Cogeco Cable Inc.	1,528	83,295
DirectCash Payments Inc.	868	12,241
Granite Real Estate Investment Trust	864	31,841
Ithaca Energy Inc.[b]	5,060	6,463
Laurentian Bank of Canada	3,980	175,022
Liquor Stores N.A. Ltd.	472	5,442
Mainstreet Equity Corp.[b]	564	20,405
Manitoba Telecom Services Inc.	2,404	63,349
Morguard Real Estate Investment Trust	284	4,660
Norbord Inc.	468	9,153
NorthWest Healthcare Properties Real Estate Investment Trust	1,072	9,423
Parex Resources Inc.[b]	716	6,560
Premium Brands Holdings Corp.	872	19,142
Total Energy Services Inc.	536	9,308
Transcontinental Inc. Class A	856	11,685
TransForce Inc.	376	9,191
Valener Inc.	528	7,540
Wajax Corp.	148	4,735
Yellow Media Ltd.[b]	1,416	20,673

		613,526
DENMARK — 6.58%
Alm. Brand A/Sb	2,780	15,162
Auriga Industries A/S Class Bb	752	38,797
DFDS A/S	940	79,588
IC Group A/S	1,008	25,790
Matas A/S	3,220	70,732
Royal Unibrew A/Sb	528	86,210
Schouw & Co. A/S	1,876	83,050
Sydbank A/Sb	5,084	161,227
Topdanmark A/Sb	1,088	34,613

		595,169
FINLAND — 1.62%
Cramo OYJ	1,012	14,721
HKScan OYJ Class A	1,772	7,526
PKC Group OYJ	328	6,567
Sanoma OYJ	5,928	34,076
Tieto OYJ	3,324	84,167

		147,057
FRANCE — 2.65%
Assystem	328	6,616
Cegedim SAb	360	11,551
Cegid Group	340	12,511
Compagnie des Alpes[b]	740	14,371
Euro Disney SCA Registered[b]	2,964	11,178

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Interparfums SA	1,016	$24,390
Jacquet Metal Service SA	472	8,054
MPI	15,564	64,935
Seche Environnement SA	192	5,641
Solocal Group[b]	10,260	6,299
Ubisoft Entertainment SAb	4,128	74,632

		240,178
GERMANY — 2.21%
Alstria Office REIT AG	3,864	47,899
Amadeus Fire AG	112	7,937
Balda AGa	3,816	13,100
Bauer AGb	536	8,294
CENTROTEC Sustainable AG	616	9,964
CropEnergies AG	1,344	6,653
Deutsche Beteiligungs AG	672	18,380
DIC Asset AG	1,408	11,848
Draegerwerk AG & Co. KGaA	92	7,608
Gesco AG	120	10,596
Indus Holding AG	204	9,353
Init Innovation in Traffic Systems AG	296	7,165
OHB AG	440	10,959
Pfeiffer Vacuum Technology AG	124	9,638
VTG AG	596	12,037
Wacker Neuson SE	444	8,620

		200,051
HONG KONG — 0.21%
SmarTone Telecommunications Holding Ltd.[a]	8,000	10,285
United Photovoltaics Group Ltd.[a],b	64,000	8,335

		18,620
ISRAEL — 0.83%
Ituran Location and Control Ltd.	3,732	75,014

		75,014
ITALY — 0.28%
Banca IFIS SpA	416	7,313
Banca Profilo SpA	21,308	8,692
Juventus Football Club SpA[b]	32,132	8,893

		24,898
JAPAN — 29.71%
Accordia Golf Co. Ltd.	800	8,342
Achilles Corp.	8,000	10,847
Aderans Co. Ltd.	800	9,434
Aeon Fantasy Co. Ltd.	2,000	25,797
Aichi Corp.	2,400	11,625
Alpen Co. Ltd.	400	6,130
Aoki Holdings Inc.	800	8,842
Arc Land Sakamoto Co. Ltd.	800	17,591
Asahi Co. Ltd.	800	8,820
Asahi Diamond Industrial Co. Ltd.	800	9,498
Asahi Holdings Inc.	400	6,583
Avex Group Holdings Inc.	800	11,660
Axell Corp.	800	10,868
Capcom Co. Ltd.	2,000	30,632
Cawachi Ltd.	800	12,303

Security	Shares	Value

CKD Corp.	800	$6,794
Coca-Cola West Co. Ltd.	800	11,247
Comforia Residential REIT Inc.	32	59,459
Dai-ichi Seiko Co. Ltd.	800	14,986
Daikoku Denki Co. Ltd.	1,200	19,599
Denki Kagaku Kogyo K.K.	4,000	12,809
Doshisha Co. Ltd.	800	13,145
Duskin Co. Ltd.	400	6,494
Dydo Drinco Inc.	800	33,825
EDION Corp.	1,600	11,289
Endo Lighting Corp.	1,200	13,519
Foster Electric Co. Ltd.	3,200	49,268
France Bed Holdings Co. Ltd.	8,000	13,059
Fuji Oil Co. Ltd.	3,200	9,477
Fuji Oil Co. Ltd. New	800	12,581
Fuji Soft Inc.	800	19,353
Fujibo Holdings Inc.	8,000	21,908
G-Tekt Corp.	1,200	11,700
GCA Savvian Group Corp.	2,000	20,766
Geo Holdings Corp.	18,000	157,834
Godo Steel Ltd.	8,000	10,918
Gulliver International Co. Ltd.	1,600	13,830
Hakuto Co. Ltd.	800	7,786
Heiwa Corp.	800	16,099
Heiwado Co. Ltd.	800	14,722
Hitachi Koki Co. Ltd.	1,200	10,169
Hokuetsu Bank Ltd. (The)	4,000	7,671
Hokuetsu Kishu Paper Co. Ltd.	4,000	16,342
Hokuto Corp.	800	14,544
Honeys Co. Ltd.	880	8,164
Hoosiers Holdings Co. Ltd.	1,600	7,422
Hosiden Corp.	2,400	12,845
Ines Corp.	3,200	26,004
IT Holdings Corp.	800	12,845
IwaiCosmo Holdings Inc.	1,600	16,927
J-Oil Mills Inc.	8,000	25,976
Japan Petroleum Exploration Co.	800	25,797
Japan Rental Housing Investments Inc.	16	11,047
Juki Corp.[b]	8,000	24,334
JVC Kenwood Corp.[b]	4,800	9,034
Kamei Corp.	2,000	14,237
Kanematsu Corp.	8,000	12,417
Kasumi Co. Ltd.	1,600	14,886
Keiyo Co. Ltd.	2,400	10,897
Kenedix Residential Investment Corp.	16	41,861
KEY Coffee Inc.	800	11,518
Kinugawa Rubber Industrial Co. Ltd.	8,000	33,112
Koei Tecmo Holdings Co. Ltd.	800	12,988
Kohnan Shoji Co. Ltd.	15,200	172,874
Kura Corp.	400	10,740
Maruha Nichiro Corp.	800	11,439
Megachips Corp.	3,200	41,047
MID REIT Inc.	4	9,969
Mimasu Semiconductor Industry Co. Ltd.	800	7,072
Ministop Co. Ltd.	800	11,275
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	17,341
Mitsui Matsushima Co. Ltd.	8,000	9,562
Mitsui Mining & Smelting Co. Ltd.	4,000	10,312
Morinaga & Co. Ltd.	8,000	17,055
Morinaga Milk Industry Co. Ltd.	8,000	26,547
Musashi Seimitsu Industry Co. Ltd.	800	15,493
NEC Capital Solutions Ltd.	400	7,443
Nichi-Iko Pharmaceutical Co. Ltd.	800	13,031

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Nichiha Corp.	800	$6,744
Nichii Gakkan Co.	800	6,137
Nippon Chemi-Con Corp.[b]	8,000	23,264
Nippon Coke & Engineering Co. Ltd.	12,800	12,560
Nippon Denko Co. Ltd.	9,200	22,568
Nippon Koei Co. Ltd.	4,000	16,699
Nippon Konpo Unyu Soko Co. Ltd.	800	12,959
Nippon Signal Co. Ltd. (The)	800	7,671
Nissha Printing Co. Ltd.	800	12,645
Nisshin OilliO Group Ltd. (The)	8,000	28,616
Odelic Co. Ltd.	1,200	29,073
Oki Electric Industry Co. Ltd.	4,000	8,992
Okinawa Electric Power Co. Inc. (The)	800	24,370
Pacific Industrial Co. Ltd.	2,400	17,748
Press Kogyo Co. Ltd.	4,000	15,664
Prima Meat Packers Ltd.	8,000	18,768
Riso Kagaku Corp.	800	23,835
Ryoyo Electro Corp.	800	7,807
Saizeriya Co. Ltd.	1,600	23,535
Sanshin Electronics Co. Ltd.	1,600	11,218
Sanyo Shokai Ltd.	8,000	19,339
Sapporo Holdings Ltd.	8,000	34,040
Senshu Ikeda Holdings Inc.	6,400	32,883
Shimachu Co. Ltd.	800	20,338
Shinko Electric Industries Co. Ltd.	8,000	46,314
Showa Corp.	800	8,414
SKY Perfect JSAT Holdings Inc.	1,200	7,247
Sodick Co. Ltd.	2,400	19,439
Stella Chemifa Corp.	1,200	15,007
Systena Corp.	800	5,952
Tachi-S Co. Ltd.	800	9,976
Taiho Kogyo Co. Ltd.	1,200	12,192
Taikisha Ltd.	800	17,484
Tama Home Co. Ltd.[a]	5,200	28,017
Tamron Co. Ltd.	800	15,585
Tatsuta Electric Wire and Cable Co. Ltd.	1,600	7,993
TOKAI Holdings Corp.	3,200	15,500
Tokai Rika Co. Ltd.	800	14,943
TOKO Inc.	8,000	21,123
Tokyo Seimitsu Co. Ltd.	800	12,752
Tokyo TY Financial Group Inc.[b]	1,000	32,068
Tomy Co. Ltd.	2,400	12,374
TOPY Industries Ltd.	8,000	15,271
Toridoll Corp.	800	9,056
Towa Bank Ltd. (The)	84,000	74,180
Toyo Tire & Rubber Co. Ltd.	4,000	64,118
TPR Co. Ltd.	800	18,583
UKC Holdings Corp.	2,400	38,428
Unipres Corp.	1,600	31,342
ValueCommerce Co. Ltd.	800	4,581
Warabeya Nichiyo Co. Ltd.	1,200	20,863
Watami Co. Ltd.[a]	800	9,263
Welcia Holdings Co. Ltd.	400	13,309
West Holdings Corp.	800	7,436
Yahagi Construction Co. Ltd.	800	5,923
Yellow Hat Ltd.	800	16,941
Yokohama Reito Co. Ltd.	1,600	11,789
Yorozu Corp.	4,400	74,180

		2,688,792
NETHERLANDS — 1.99%
Amsterdam Commodities NV	584	13,112

Security	Shares	Value

BE Semiconductor Industries NV	1,352	$25,697
Corbion NV	4,516	72,848
Kendrion NV	1,608	44,826
Koninklijke Wessanen NV	3,724	23,796

		180,279
NORWAY — 2.59%
Atea ASA	1,808	19,751
Bakkafrost P/F	544	13,296
BW Offshore Ltd.	20,032	24,539
Deep Sea Supply PLC	5,220	5,907
Dolphin Group ASA[b]	89,564	38,341
Electromagnetic GeoServices ASa,b	39,312	20,963
Fred Olsen Energy ASA	6,468	68,934
Kvaerner ASA	16,872	22,293
Polarcus Ltd.[b]	102,776	13,701
Songa Offshore SEb	18,832	6,500

		234,225
PORTUGAL — 0.11%
BANIF — Banco Internacional do Funchal SAb	1,075,916	9,706

		9,706
SINGAPORE — 2.57%
AIMS AMP Capital Industrial REIT	24,000	27,818
Cambridge Industrial Trust[a]	96,000	51,902
Chip Eng Seng Corp. Ltd.	16,000	10,953
CSE Global Ltd.	72,000	37,806
Far East Hospitality Trust	16,000	10,331
First REIT	12,000	11,482
Frasers Centrepoint Trust	8,000	12,104
Ho Bee Land Ltd.	8,000	12,384
Hong Fok Corp. Ltd.	8,000	5,539
k1 Ventures Ltd.	56,000	8,930
Perennial China Retail Trust	24,000	9,895
Rotary Engineering Ltd.	48,000	22,590
Wing Tai Holdings Ltd.	8,000	11,140

		232,874
SPAIN — 0.35%
Duro Felguera SA	4,072	18,418
Viscofan SA	228	13,380

		31,798
SWEDEN — 2.99%
Bure Equity AB	2,040	8,518
Gunnebo AB	4,416	22,258
Haldex AB	960	11,740
HIQ International AB	1,632	8,821
Industrial & Financial Systems Class B	368	11,438
Klovern AB	6,532	33,100
Kungsleden ABa	9,548	59,222
Loomis AB Class B	164	4,499
Medivir ABb	568	9,575
Nolato AB	424	9,769
Oriflame Cosmetics SA SDR	3,700	64,248

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Tethys Oil ABb	2,460	$27,009

		270,197
SWITZERLAND — 7.79%
Autoneum Holding AG	432	71,817
BKW AG	688	20,695
Bossard Holding AG	96	9,705
EFG International AG	952	9,882
Emmi AG	104	36,631
Forbo Holding AG Registered	116	120,345
GAM Holding AG	540	9,202
Gategroup Holding AG	312	7,018
Implenia AG Registered	668	35,952
Intershop Holdings AG Bearer	60	22,131
Komax Holding AG Registered	380	55,907
Kudelski SA Bearer	2,092	26,627
LEM Holding SA Registered	8	6,001
Leonteq AG	36	7,829
Micronas Semiconductor Holding AG Registered	1,420	9,487
Mobilezone Holding AG Bearer[b]	2,896	30,842
Rieter Holding AG Registered	104	19,159
Siegfried Holding AG Registered	460	70,688
St Galler Kantonalbank AG Registered	64	23,141
Swisslog Holding AG Registered[b]	17,088	23,791
Swissquote Group Holding SA Registered	240	7,481
U-Blox AG	168	22,640
Vetropack Holding AG Bearer	16	27,280
Vontobel Holding AG Registered	468	16,995
Walter Meier AGb	148	5,920
Zehnder Group AG Bearer	200	7,855

		705,021
UNITED KINGDOM — 15.95%
Awilco Drilling PLC	536	7,543
Bank of Georgia Holdings PLC	280	11,468
Beazley PLC	9,032	37,858
Berendsen PLC	3,468	56,038
Big Yellow Group PLC	1,096	9,582
Cape PLC	3,612	15,718
Carillion PLC	1,640	8,727
Centamin PLC	46,192	37,837
Chesnara PLC	1,712	9,436
COLT Group SAb	6,788	14,986
CSR PLC	636	8,527
Dairy Crest Group PLC	4,720	31,451
Dart Group PLC	10,448	43,627
De La Rue PLC	1,216	10,165
Debenhams PLC	119,308	123,878
Devro PLC	1,948	8,508
EnQuest PLC[b]	43,892	48,733
Fenner PLC	1,432	7,056
FirstGroup PLC[b]	11,616	20,851
Globo PLC[a],b	38,752	26,659
Go-Ahead Group PLC (The)	288	11,335
Greencore Group PLC	2,436	10,226
Greggs PLC	2,844	27,527
Halfords Group PLC	1,328	10,532
Hargreaves Services PLC	3,752	39,317
Innovation Group PLC	41,680	18,004
Intermediate Capital Group PLC	1,488	9,763
Interserve PLC	1,056	10,703

Security	Shares	Value

IQE PLC[b]	74,508	$20,264
Kcom Group PLC	6,044	8,993
Laird PLC	1,848	9,313
Lancashire Holdings Ltd.	12,328	131,946
LondonMetric Property PLC	6,284	14,819
Mitie Group PLC	13,780	66,336
Moneysupermarket.com Group PLC	3,388	10,841
Morgan Advanced Materials PLC	1,808	8,171
Northgate PLC	20,908	163,903
Optimal Payments PLC[b]	6,756	47,639
Pace PLC	13,348	73,994
Paragon Group of Companies PLC (The)	2,812	16,240
Premier Farnell PLC	4,576	13,851
QinetiQ Group PLC	4,088	13,205
Restaurant Group PLC (The)	944	10,217
Salamander Energy PLC[b]	8,512	14,435
Shanks Group PLC	7,532	11,719
SOCO International PLC	1,792	9,418
Speedy Hire PLC	9,524	9,447
Spirent Communications PLC	5,756	6,911
Synergy Health PLC	1,384	41,361
Trinity Mirror PLC[b]	6,100	16,005
TT electronics PLC	9,080	24,332
Vesuvius PLC	1,384	9,437
Xchanging PLC	4,696	14,274

		1,443,126

TOTAL COMMON STOCKS
(Cost: $9,830,328)		9,004,756

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	266,937	266,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	15,439	15,439
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,803	1,803

		284,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,179)		284,179

TOTAL INVESTMENTS IN SECURITIES — 102.64% (Cost: $10,114,507)		9,288,935
Other Assets, Less Liabilities — (2.64)%		(238,945)

NET ASSETS — 100.00%		$9,049,990

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.77%
General Dynamics Corp.	11,974	$1,673,486
L-3 Communications Holdings Inc.	1,591	193,243

		1,866,729

AIR FREIGHT & LOGISTICS — 3.82%
FedEx Corp.	7,690	1,287,306
United Parcel Service Inc. Class B	12,273	1,287,560

		2,574,866

AIRLINES — 1.48%
Allegiant Travel Co.	7,484	998,889

		998,889

BEVERAGES — 0.34%
Molson Coors Brewing Co. Class B NVS	648	48,198
PepsiCo Inc.	1,856	178,492

		226,690

CHEMICALS — 0.04%
Sigma-Aldrich Corp.	223	30,308

		30,308

COMMERCIAL BANKS — 0.50%
BOK Financial Corp.	559	38,325
Cullen/Frost Bankers Inc.	2,064	166,792
First Citizens BancShares Inc. Class A	301	75,614
Prosperity Bancshares Inc.	325	19,627
Trustmark Corp.	1,497	36,422

		336,780

COMMERCIAL SERVICES & SUPPLIES — 0.03%
UniFirst Corp.	196	21,866

		21,866

COMMUNICATIONS EQUIPMENT — 0.03%
Brocade Communications Systems Inc.	1,591	17,071

		17,071

COMPUTERS & PERIPHERALS — 2.87%
EMC Corp.	13,674	392,854
Western Digital Corp.	15,697	1,544,114

		1,936,968

CONSUMER FINANCE — 1.55%
Cash America International Inc.	21,209	1,042,422

		1,042,422

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.43%
CBOE Holdings Inc.	4,899	$288,747

		288,747

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.85%
AT&T Inc.	35,899	1,250,721

		1,250,721

ELECTRIC UTILITIES — 2.42%
ALLETE Inc.	733	38,292
Duke Energy Corp.	2,485	204,143
Great Plains Energy Inc.	3,139	84,533
IDACORP Inc.	563	35,598
Northeast Utilities	1,125	55,519
Pinnacle West Capital Corp.	19,030	1,169,774
Portland General Electric Co.	1,236	45,003

		1,632,862

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.47%
AVX Corp.	5,332	76,994
Dolby Laboratories Inc. Class A	1,935	81,115
Tech Data Corp.[a]	2,715	162,140

		320,249

ENERGY EQUIPMENT & SERVICES — 1.02%
National Oilwell Varco Inc.	295	21,429
Patterson-UTI Energy Inc.	8,385	193,106
RPC Inc.	8,127	133,283
Unit Corp.[a]	7,054	341,555

		689,373

FOOD & STAPLES RETAILING — 2.35%
Costco Wholesale Corp.	770	102,695
CVS Health Corp.	1,677	143,903
Fresh Market Inc. (The)[a],[b]	555	20,374
Wal-Mart Stores Inc.	17,310	1,320,234

		1,587,206

FOOD PRODUCTS — 5.88%
Archer-Daniels-Midland Co.	31,816	1,495,352
Bunge Ltd.	7,921	702,197
Fresh Del Monte Produce Inc.	3,483	111,839
Hershey Co. (The)	11,473	1,100,375
Hormel Foods Corp.	2,799	150,894
Ingredion Inc.	346	26,729
J.M. Smucker Co. (The)	3,101	322,504
Lancaster Colony Corp.	562	51,417

		3,961,307

GAS UTILITIES — 0.58%
AGL Resources Inc.	816	43,991
Atmos Energy Corp.	4,866	257,898
New Jersey Resources Corp.	1,183	69,182

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

Piedmont Natural Gas Co.	546	$20,753

		391,824

HEALTH CARE EQUIPMENT & SUPPLIES — 5.77%
Abbott Laboratories	29,025	1,265,200
Becton, Dickinson and Co.	3,970	510,939
C.R. Bard Inc.	6,888	1,129,425
Edwards Lifesciences Corp.[a]	361	43,652
Medtronic Inc.	2,796	190,575
Stryker Corp.	8,545	747,944

		3,887,735

HEALTH CARE PROVIDERS & SERVICES — 3.23%
Aetna Inc.	1,060	87,461
Cardinal Health Inc.	1,077	84,523
Centene Corp.[a]	229	21,221
Chemed Corp.	1,243	128,477
Henry Schein Inc.[a]	628	75,379
Humana Inc.	358	49,708
McKesson Corp.	221	44,954
WellPoint Inc.	13,299	1,684,850

		2,176,573

HOTELS, RESTAURANTS & LEISURE — 2.79%
Buffalo Wild Wings Inc.[a]	6,388	953,601
Carnival Corp.	9,331	374,640
Cheesecake Factory Inc. (The)	3,412	156,747
Chipotle Mexican Grill Inc.[a]	44	28,072
McDonald’s Corp.	1,685	157,935
Panera Bread Co. Class Aa	682	110,238
Starbucks Corp.	1,112	84,023
Yum! Brands Inc.	257	18,460

		1,883,716

HOUSEHOLD PRODUCTS — 2.12%
Kimberly-Clark Corp.	10,244	1,170,582
Procter & Gamble Co. (The)	2,964	258,668

		1,429,250

INSURANCE — 12.93%
ACE Ltd.	12,161	1,329,197
Aflac Inc.	20,961	1,252,001
Allied World Assurance Co. Holdings Ltd.	22,176	842,688
American Financial Group Inc.	3,370	201,627
Aspen Insurance Holdings Ltd.	2,451	106,937
Assurant Inc.	2,590	176,690
Axis Capital Holdings Ltd.	17,869	860,214
Chubb Corp. (The)	459	45,606
Endurance Specialty Holdings Ltd.	2,193	127,084
Everest Re Group Ltd.	2,074	353,928
HCC Insurance Holdings Inc.	4,638	242,057
PartnerRe Ltd.	4,667	539,925
Reinsurance Group of America Inc.	18,060	1,521,555
RenaissanceRe Holdings Ltd.	512	52,905
Symetra Financial Corp.	12,715	301,346
Torchmark Corp.	7,449	394,499
Travelers Companies Inc. (The)	143	14,415

Security	Shares	Value

Validus Holdings Ltd.	8,903	$354,161

		8,716,835

INTERNET & CATALOG RETAIL — 1.06%
Amazon.com Inc.[a]	2,331	712,027

		712,027

INTERNET SOFTWARE & SERVICES — 5.03%
Akamai Technologies Inc.[a]	1,462	88,158
eBay Inc.[a]	26,088	1,369,620
Google Inc. Class Aa	1,194	678,037
Google Inc. Class Ca	2,250	1,257,930

		3,393,745

IT SERVICES — 1.80%
Amdocs Ltd.	13,171	626,149
Automatic Data Processing Inc.	1,865	152,520
Jack Henry & Associates Inc.	347	20,758
Total System Services Inc.	12,255	414,096

		1,213,523

LIFE SCIENCES TOOLS & SERVICES — 0.03%
Bio-Rad Laboratories Inc. Class Aa	168	18,954

		18,954

MEDIA — 0.07%
Madison Square Garden Inc. Class Aa	606	45,911

		45,911

MULTI-UTILITIES — 6.33%
Alliant Energy Corp.	3,397	210,308
Avista Corp.	1,284	45,518
Consolidated Edison Inc.	17,242	1,092,453
DTE Energy Co.	17,209	1,413,891
NorthWestern Corp.	809	42,748
PG&E Corp.	23,518	1,183,426
Public Service Enterprise Group Inc.	6,754	279,008

		4,267,352

MULTILINE RETAIL — 0.80%
Kohl’s Corp.	1,555	84,312
Target Corp.	7,387	456,664

		540,976

OIL, GAS & CONSUMABLE FUELS — 10.37%
Apache Corp.	12,982	1,002,211
Chevron Corp.	10,506	1,260,195
EOG Resources Inc.	12,245	1,163,887
Exxon Mobil Corp.	13,527	1,308,196
Murphy Oil Corp.	19,990	1,067,266
Occidental Petroleum Corp.	13,372	1,189,172

		6,990,927

9

Schedule of Investments  (Unaudited)(Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 5.79%
Johnson & Johnson	13,491	$1,454,060
Merck & Co. Inc.	23,349	1,352,841
Pfizer Inc.	36,550	1,094,673

		3,901,574
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.35%
Invesco Mortgage Capital Inc.	14,238	235,497

		235,497
ROAD & RAIL — 0.20%
Werner Enterprises Inc.	4,859	133,817

		133,817
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —3.06%
Broadcom Corp. Class A	13,635	571,034
Intel Corp.	42,424	1,442,840
Maxim Integrated Products Inc.	1,634	47,942

		2,061,816
SOFTWARE — 2.61%
FactSet Research Systems Inc.	293	38,512
Intuit Inc.	1,852	162,995
Microsoft Corp.	31,696	1,488,127
Synopsys Inc.[a]	425	17,416
VMware Inc. Class Aa,b	597	49,891

		1,756,941
SPECIALTY RETAIL — 6.90%
Bed Bath & Beyond Inc.[a]	1,794	120,808
GameStop Corp. Class Ab	23,997	1,026,112
O’Reilly Automotive Inc.[a,b]	9,936	1,747,544
Outerwall Inc.[a,b]	732	46,313
PetSmart Inc.	3,999	289,328
Ross Stores Inc.	724	58,441
TJX Companies Inc. (The)	21,545	1,364,229

		4,652,775
TEXTILES, APPAREL & LUXURY GOODS — 0.06%
Deckers Outdoor Corp.[a,b]	450	39,357

		39,357

TOTAL COMMON STOCKS (Cost: $61,141,472)		67,234,179

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,639,220	1,639,220

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	94,810	$94,810
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	107,650	107,650

		1,841,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,841,680)		1,841,680

TOTAL INVESTMENTS IN SECURITIES — 102.46%
(Cost: $62,983,152)		69,075,859
Other Assets, Less Liabilities — (2.46)%		(1,660,317)

NET ASSETS — 100.00%		$67,415,542

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.62%

AEROSPACE & DEFENSE — 1.98%
CPI Aerostructures Inc.[a]	921	$8,796
Engility Holdings Inc.[a]	8,350	360,720

		369,516
AIRLINES — 1.58%
Allegiant Travel Co.	2,207	294,568

		294,568
BIOTECHNOLOGY — 0.07%
Intercept Pharmaceuticals Inc.[a]	50	12,919

		12,919
BUILDING PRODUCTS — 0.08%
AAON Inc.	790	15,523

		15,523
CAPITAL MARKETS — 1.95%
Diamond Hill Investment Group Inc.	886	118,715
FBR & Co.[a]	401	9,680
GAMCO Investors Inc. Class A	251	20,738
Manning & Napier Inc.	13,611	215,598

		364,731
CHEMICALS — 0.20%
Core Molding Technologies Inc.[a]	360	4,788
Hawkins Inc.	851	32,772

		37,560
COMMERCIAL BANKS — 4.77%
1st Source Corp.	264	8,261
American National Bankshares Inc.	708	17,134
Arrow Financial Corp.	1,137	31,142
BancFirst Corp.	312	20,280
Bank of Marin Bancorp	360	17,971
BSB Bancorp Inc.[a]	444	8,476
Camden National Corp.	408	16,691
Century Bancorp Inc. Class A	156	5,925
City Holding Co.	600	26,994
CNB Financial Corp.	372	6,737
Community Trust Bancorp Inc.	1,067	38,359
First Financial Corp.	864	29,964
First Interstate BancSystem Inc.	7,369	216,206
First of Long Island Corp. (The)	504	13,275
Great Southern Bancorp Inc.	396	15,052
Heritage Financial Corp.	1,957	34,345
Horizon Bancorp	360	9,259
Lakeland Financial Corp.	864	35,804
Merchants Bancshares Inc.	396	11,797
Northrim BanCorp Inc.	444	12,832
Premier Financial Bancorp Inc.	396	5,770

Security	Shares	Value

Renasant Corp.	743	$22,401
S&T Bancorp Inc.	432	11,919
Simmons First National Corp. Class A	1,416	59,458
State Bank Financial Corp.	2,268	40,643
Stock Yards Bancorp Inc.	659	21,932
Suffolk Bancorp	1,068	24,521
Tompkins Financial Corp.	456	22,891
Trustmark Corp.	1,667	40,558
Univest Corp. of Pennsylvania	588	12,066
WesBanco Inc.	1,488	51,276

		889,939
COMMERCIAL SERVICES & SUPPLIES — 0.97%
Brady Corp. Class A	240	5,722
Courier Corp.	2,327	31,577
Intersections Inc.[b]	11,242	44,968
Kimball International Inc. Class B	3,552	63,865
McGrath RentCorp	144	5,260
Swisher Hygiene Inc.[a]	1,996	5,728
UniFirst Corp.	212	23,651

		180,771
COMMUNICATIONS EQUIPMENT — 1.07%
Aruba Networks Inc.[a]	8,853	191,048
ClearOne Inc.[a]	923	9,027

		200,075
COMPUTERS & PERIPHERALS — 1.11%
Lexmark International Inc. Class A	4,812	207,686

		207,686
CONSTRUCTION & ENGINEERING — 1.76%
Argan Inc.	9,184	319,695
Northwest Pipe Co.[a,b]	243	8,695

		328,390
CONSUMER FINANCE — 3.84%
Cash America International Inc.	9,563	470,022
QC Holdings Inc.[a]	1,399	2,378
World Acceptance Corp.[a,b]	3,394	243,214

		715,614
CONTAINERS & PACKAGING — 0.03%
UFP Technologies Inc.[a]	252	5,549

		5,549
DISTRIBUTORS — 0.50%
Core-Mark Holding Co. Inc.	1,606	93,196

		93,196
DIVERSIFIED CONSUMER SERVICES — 1.04%
Capella Education Co.	1,524	107,808
K12 Inc.[a]	357	4,427
Steiner Leisure Ltd.[a]	204	8,604

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Strayer Education Inc.[a]	1,000	$73,190

		194,029
DIVERSIFIED FINANCIAL SERVICES — 0.10%
MicroFinancial Inc.	2,250	18,877

		18,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
Inteliquent Inc.	1,420	23,899

		23,899
ELECTRIC UTILITIES — 4.38%
ALLETE Inc.	262	13,687
El Paso Electric Co.	6,626	250,728
Empire District Electric Co. (The)	5,016	142,655
MGE Energy Inc.	3,628	161,337
Otter Tail Corp.	5,518	171,058
Unitil Corp.	2,232	77,763

		817,228
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.99%
AVX Corp.	1,322	19,090
Dolby Laboratories Inc. Class A	2,340	98,093
Electro Rent Corp.	2,028	30,907
Mesa Laboratories Inc.	71	5,422
Multi-Fineline Electronix Inc.[a]	539	5,471
OSI Systems Inc.[a]	153	10,844
PC Connection Inc.	888	21,179
PCM Inc.[a]	844	8,153
RadiSys Corp.[a]	2,412	6,030
ScanSource Inc.[a]	2,017	77,009
Tech Data Corp.[a]	1,346	80,383
TTM Technologies Inc.[a]	1,224	8,458

		371,039
ENERGY EQUIPMENT & SERVICES — 2.01%
Dawson Geophysical Co.	4,007	68,079
Mitcham Industries Inc.[a]	336	3,427
Natural Gas Services Group Inc.[a]	792	20,378
Unit Corp.[a]	5,860	283,741

		375,625
FOOD & STAPLES RETAILING — 4.13%
Andersons Inc. (The)	3,747	238,796
Fresh Market Inc. (The)[a],b	11,940	438,318
SpartanNash Co.	2,040	45,716
Village Super Market Inc. Class A	324	8,991
Weis Markets Inc.	852	38,033

		769,854
FOOD PRODUCTS — 0.79%
Fresh Del Monte Produce Inc.	2,812	90,293
J&J Snack Foods Corp.	59	6,079
John B. Sanfilippo & Son Inc.	744	27,640
Lancaster Colony Corp.	119	10,887
Omega Protein Corp.[a]	372	5,375

Security	Shares	Value

Rocky Mountain Chocolate Factory Inc.	612	$7,399

		147,673
GAS UTILITIES — 1.98%
Chesapeake Utilities Corp.	2,467	119,477
Delta Natural Gas Co. Inc.	300	6,216
Gas Natural Inc.	1,008	11,441
New Jersey Resources Corp.	706	41,287
Northwest Natural Gas Co.	4,090	191,943

		370,364
HEALTH CARE EQUIPMENT & SUPPLIES — 2.79%
Align Technology Inc.[a]	87	4,578
CryoLife Inc.	1,164	11,943
Cyberonics Inc.[a]	656	34,440
DexCom Inc.[a],b	4,226	189,959
Exactech Inc.[a]	312	6,645
ICU Medical Inc.[a]	2,004	142,083
Natus Medical Inc.[a]	1,896	64,464
Vascular Solutions Inc.[a]	2,268	66,702

		520,814
HEALTH CARE PROVIDERS & SERVICES — 3.82%
Addus HomeCare Corp.[a]	1,848	36,720
Almost Family Inc.[a]	936	27,556
BioTelemetry Inc.[a],b	1,695	14,221
Chemed Corp.	1,485	153,489
CorVel Corp.[a]	1,966	67,670
LHC Group Inc.[a]	1,416	34,480
Magellan Health Inc.[a]	2,362	142,948
Owens & Minor Inc.	336	11,195
Triple-S Management Corp. Class Ba	9,349	206,987
U.S. Physical Therapy Inc.	408	17,605

		712,871
HOTELS, RESTAURANTS & LEISURE — 8.10%
Ark Restaurants Corp.	656	14,458
Bob Evans Farms Inc.	6,875	335,844
Buffalo Wild Wings Inc.[a]	2,524	376,783
Cheesecake Factory Inc. (The)	2,589	118,938
Frisch’s Restaurants Inc.	528	13,559
Hyatt Hotels Corp. Class Aa,b	5,985	354,432
Multimedia Games Holding Co. Inc.[a]	4,293	149,826
RCI Hospitality Holdings Inc.[a]	432	5,141
Red Robin Gourmet Burgers Inc.[a]	98	5,387
Texas Roadhouse Inc.	4,716	136,151

		1,510,519
HOUSEHOLD DURABLES — 0.33%
CSS Industries Inc.	1,763	50,351
Zagg Inc.[a]	1,555	10,450

		60,801
HOUSEHOLD PRODUCTS — 0.14%
Oil-Dri Corp. of America	396	11,951

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Orchids Paper Products Co.	528	$15,186

		27,137
INSURANCE — 12.89%
American Equity Investment Life Holding Co.	423	10,918
American National Insurance Co.	136	15,515
Amerisafe Inc.	120	5,004
Argo Group International Holdings Ltd.	119	6,640
Aspen Insurance Holdings Ltd.	8,041	350,829
EMC Insurance Group Inc.	968	31,015
Endurance Specialty Holdings Ltd.	4,441	257,356
FBL Financial Group Inc. Class A	1,417	70,255
Federated National Holding Co.	3,994	133,639
HCI Group Inc.	844	42,909
Horace Mann Educators Corp.	6,470	196,753
Infinity Property and Casualty Corp.	543	39,644
Kansas City Life Insurance Co.	791	39,257
Maiden Holdings Ltd.	8,484	101,384
National Western Life Insurance Co. Class A	945	256,095
Navigators Group Inc. (The)[a]	1,128	76,805
OneBeacon Insurance Group Ltd. Class A	288	4,588
Protective Life Corp.	1,690	117,759
Safety Insurance Group Inc.	963	60,072
StanCorp Financial Group Inc.	84	5,843
Symetra Financial Corp.	18,561	439,896
United Fire Group Inc.	1,524	49,500
Universal Insurance Holdings Inc.	5,331	93,292

		2,404,968
INTERNET & CATALOG RETAIL — 1.22%
1-800-FLOWERS.COM Inc. Class Aa	2,148	17,248
NutriSystem Inc.	6,458	108,753
PetMed Express Inc.	1,448	19,128
Shutterfly Inc.[a]	1,953	81,694

		226,823
INTERNET SOFTWARE & SERVICES — 1.38%
Carbonite Inc.[a]	1,224	13,391
Envestnet Inc.[a]	3,156	140,189
LogMeIn Inc.[a]	900	43,245
Shutterstock Inc.[a]	214	16,641
United Online Inc.	3,932	44,117

		257,583
IT SERVICES — 2.58%
CACI International Inc. Class Aa,b	432	35,549
CSG Systems International Inc.	1,284	34,039
Global Cash Access Inc.[a]	9,780	71,296
Innodata Inc.[a]	1,548	4,087
ManTech International Corp. Class A	11,044	310,999
PRGX Global Inc.[a]	2,929	15,495
Sykes Enterprises Inc.[a]	443	9,542

		481,007
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Johnson Outdoors Inc. Class A	191	5,740

		5,740

Security	Shares	Value

MACHINERY — 0.13%
Briggs & Stratton Corp.	711	$14,369
L.B. Foster Co. Class A	176	9,520

		23,889
MEDIA — 2.38%
Harte-Hanks Inc.	3,312	21,561
Martha Stewart Living Omnimedia Inc. Class Aa	14,699	63,647
Rentrak Corp.[a],b	4,260	327,466
Scholastic Corp.	879	30,598

		443,272
METALS & MINING — 0.66%
Golden Minerals Co.[a],b	16,128	8,870
Golden Star Resources Ltd.[a],b	17,663	4,769
Schnitzer Steel Industries Inc. Class A	4,642	109,319

		122,958
MULTI-UTILITIES — 0.03%
Vectren Corp.	106	4,765

		4,765
MULTILINE RETAIL — 0.14%
Fred’s Inc. Class A	1,680	26,376

		26,376
OIL, GAS & CONSUMABLE FUELS — 3.03%
Apco Oil and Gas International Inc.[a]	649	9,300
Contango Oil & Gas Co.[a]	8,608	314,795
Matador Resources Co.[a]	177	4,296
VAALCO Energy Inc.[a]	31,982	237,306

		565,697
PAPER & FOREST PRODUCTS — 0.35%
Schweitzer-Mauduit International Inc.	1,528	65,796

		65,796
PERSONAL PRODUCTS — 2.16%
Medifast Inc.[a]	5,016	159,208
Nutraceutical International Corp.[a]	636	14,297
USANA Health Sciences Inc.[a],b	2,018	230,012

		403,517
PHARMACEUTICALS — 0.86%
SciClone Pharmaceuticals Inc.[a]	21,060	160,898

		160,898
PROFESSIONAL SERVICES — 2.72%
Barrett Business Services Inc.	1,176	27,648
CRA International Inc.[a]	1,524	45,720
ICF International Inc.[a]	1,032	37,503
Navigant Consulting Inc.[a]	1,850	28,472

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

RPX Corp.[a]	24,268	$340,965
VSE Corp.	444	26,764

		507,072
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.48%
Agree Realty Corp.	616	18,856
Chesapeake Lodging Trust	136	4,493
DuPont Fabros Technology Inc.	514	15,918
Invesco Mortgage Capital Inc.	8,159	134,950
LTC Properties Inc.	1,040	43,618
Select Income REIT	9,974	244,463

		462,298
ROAD & RAIL — 1.44%
Knight Transportation Inc.	792	23,174
Marten Transport Ltd.	4,883	95,804
Werner Enterprises Inc.	5,424	149,377

		268,355
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.91%
Cirrus Logic Inc.[a]	17,763	342,826
Integrated Silicon Solution Inc.	696	9,452
Pericom Semiconductor Corp.[a]	1,188	12,985
PMC-Sierra Inc.[a]	31,209	243,118
Power Integrations Inc.	985	49,604
Semtech Corp.[a],b	2,844	72,181

		730,166
SOFTWARE — 2.67%
AVG Technologies[a]	9,916	177,695
Digimarc Corp.	204	5,914
Pegasystems Inc.	13,115	284,202
TeleCommunication Systems Inc.[a]	10,379	29,891

		497,702
SPECIALTY RETAIL — 3.07%
Aaron’s Inc.	146	3,615
Children’s Place Inc. (The)	7,210	355,092
Guess? Inc.	537	11,905
Kirkland’s Inc.[a]	1,272	22,642
Men’s Wearhouse Inc. (The)	1,219	57,330
Outerwall Inc.[a],b	611	38,658
Tilly’s Inc. Class Aa	9,560	68,067
Winmark Corp.	181	14,893

		572,202
TEXTILES, APPAREL & LUXURY GOODS — 1.05%
Columbia Sportswear Co.	742	28,597
Deckers Outdoor Corp.[a],b	1,837	160,664
Perry Ellis International Inc.[a]	360	7,362

		196,623
THRIFTS & MORTGAGE FINANCE — 0.71%
First Defiance Financial Corp.	1,188	36,389
Meta Financial Group Inc.	828	31,058
Territorial Bancorp Inc.	1,899	40,791

Security	Shares	Value

United Financial Bancorp Inc.	1,744	$24,468

		132,706
TRADING COMPANIES & DISTRIBUTORS — 0.03%
Rush Enterprises Inc. Class Aa	132	5,029

		5,029
WATER UTILITIES — 1.43%
American States Water Co.	2,880	103,047
Artesian Resources Corp. Class A	936	20,845
California Water Service Group	2,544	66,220
Connecticut Water Service Inc.	576	21,410
Consolidated Water Co. Ltd.	745	8,933
Middlesex Water Co.	1,008	22,730
York Water Co. (The)	1,080	23,738

		266,923
WIRELESS TELECOMMUNICATION SERVICES — 0.63%
United States Cellular Corp.[a]	3,219	117,236

		117,236

TOTAL COMMON STOCKS
(Cost: $17,392,263)		18,586,368

SHORT-TERM INVESTMENTS — 10.58%

MONEY MARKET FUNDS — 10.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,810,972	1,810,972
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	104,744	104,744
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	57,633	57,633

		1,973,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,973,349)		1,973,349

TOTAL INVESTMENTS IN SECURITIES — 110.20% (Cost: $19,365,612)		20,559,717
Other Assets, Less Liabilities — (10.20)%		(1,902,811)

NET ASSETS — 100.00%		$18,656,906

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

14

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Enhanced International Large-Cap
Enhanced International Small-Cap
Enhanced U.S. Large-Cap
Enhanced U.S. Small-Cap

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

15

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

16

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Enhanced International Large-Cap
Assets:
Common Stocks	$61,597,428	$—	$—	$61,597,428
Preferred Stocks	74,890	11,272	—	86,162
Money Market Funds	372,503	—	—	372,503

	$62,044,821	$11,272	$—	$62,056,093

Enhanced International Small-Cap
Assets:
Common Stocks	$9,004,756	$—	$—	$9,004,756
Money Market Funds	284,179	—	—	284,179

	$9,288,935	$—	$—	$9,288,935

Enhanced U.S. Large-Cap
Assets:
Common Stocks	$67,234,179	$—	$—	$67,234,179
Money Market Funds	1,841,680	—	—	1,841,680

	$69,075,859	$—	$—	$69,075,859

Enhanced U.S. Small-Cap
Assets:
Common Stocks	$18,586,368	$—	$—	$18,586,368
Money Market Funds	1,973,349	—	—	1,973,349

	$20,559,717	$—	$—	$20,559,717

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

17

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FEDERAL INCOME TAXES

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$64,781,080	$1,178,237	$(3,903,224)	$(2,724,987)
Enhanced International Small-Cap	10,147,451	317,486	(1,176,002)	(858,516)
Enhanced U.S. Large-Cap	63,055,880	6,659,809	(639,830)	6,019,979
Enhanced U.S. Small-Cap	19,386,418	1,689,502	(516,203)	1,173,299

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

18

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

19

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 23, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:December 23, 2014